STOCK BASED COMPENSATION (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
STOCK BASED COMPENSATION [Abstract]
Schedule of Stock Options Outstanding
The following table summarizes information on stock options outstanding as of June 30, 2022 and 2021 under the Legacy Incentive Plan:

	Options Outstanding		Options Vested and Exercisable
Fixed Options	Number of Options	Weighted Average Exercise Price (Per Share)	Number of Options	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price (Per Share)
Outstanding Balance, January 1, 2022	6,802,437	$0.38	4,628,311	6.79	$0.24
Options granted	—
Options exercised	(530,666)	$0.55
Options forfeited	(61,460)	$0.75
Options cancelled	(4,791)	$0.75
Outstanding Balance, June 30, 2022	6,205,520
Conversion ratio	0.5929
SpringBig Holdings options	3,679,171	0.58	3,486,482	—	—

The following table summarizes information on stock options outstanding as of December 31, 2021 and 2020:
	Options Outstanding		Options Vested and Exercisable
Fixed Options	Number of Options	Weighted Average Exercise Price (Per Share)	Number of Options	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price (Per Share)
Outstanding Balance, January 1, 2020	4,597,500	$0.19	2,970,724	8.48	$0.17
Options granted	1,575,000	$0.68
Options exercised	(33,436)	$0.37
Options forfeited	(56,668)	$0.33
Options cancelled	(41,353)	$0.39
Outstanding Balance, December 31, 2020	6,041,043	$0.31	3,838,429	7.62	$0.19

Options granted	1,173,500	$ 0.75
Options exercised	(159,477)	$0.24
Options forfeited	(237,528)	$0.66
Options cancelled	(15,101)	$0.54
Outstanding Balance, December 31, 2021	6,802,437	$0.38	4,628,311	6.79	$ 0.24